LEASE LIABILITIES AND RIGHT OF USE ASSETS, NET - Schedule of carried value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Right of use assets
Balance at Beginning of period	$ 3,147
Balance at End of period	2,794	$ 3,147
Buildings [member]
Right of use assets
Balance at Beginning of period	3,139
Balance at End of period	2,662	3,139
Cars [Member]
Right of use assets
Balance at Beginning of period	8
Balance at End of period	132	8
Cost
Right of use assets
Balance at Beginning of period	5,376	4,957
Additions	590	670
Disposals	(893)	(251)
Balance at End of period	5,073	5,376
Cost | Buildings [member]
Right of use assets
Balance at Beginning of period	5,294	4,743
Additions	434	670
Disposals	(810)	(119)
Balance at End of period	4,918	5,294
Cost | Cars [Member]
Right of use assets
Balance at Beginning of period	82	214
Additions	156
Disposals	(83)	(132)
Balance at End of period	155	82
Accumulated Depreciation
Right of use assets
Balance at Beginning of period	(2,229)	(1,260)
Additions	(943)	(1,217)
Disposals	893	248
Balance at End of period	(2,279)	(2,229)
Accumulated Depreciation | Buildings [member]
Right of use assets
Balance at Beginning of period	(2,155)	(1,126)
Additions	(911)	(1,148)
Disposals	810	119
Balance at End of period	(2,256)	(2,155)
Accumulated Depreciation | Cars [Member]
Right of use assets
Balance at Beginning of period	(74)	(134)
Additions	(32)	(69)
Disposals	83	129
Balance at End of period	$ (23)	$ (74)